Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 454,590	$ (250,009)
Used in Operating Activities:
Other receivables	632	794
Inventories	(2,445)
Advances to suppliers	(636,349)	(115,124)
Accounts payable		(82)
Advance from customers	(249,489)	374,898
Payroll payable	1,053	81
Taxes payable	18,719	(1,542)
Other payables	(10,236)	(11,526)
Net Cash Used in Operating Activities	(512,677)	(5,149)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares to be issued		107,200
Proceeds from related parties	644,366	130,943
Repayments to related parties		(249,076)
Net Cash Provided by (Used in) Financing Activities	644,366	(10,933)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net Cash Provided by Investing Activities
Effect Of Exchange Rate Changes On Cash	(1,268)	4,135
Net Increase (Decrease) in Cash	130,421	(11,947)
Cash, beginning of year	3,058	15,005
Cash, end of year	133,479	3,058
Supplemental Disclosure Of Cash Flow Information:
Interest	89	24
Income taxes
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of new shares	107,200
Nonrelated Party [Member]
Used in Operating Activities:
Accounts receivable	(74,383)	(2,639)
Related Party [Member]
Used in Operating Activities:
Accounts receivable	$ (14,769)